JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.3%(a)
Alabama — 0.9%
City of Trussville Series 2018A, GO, 4.00%, 8/1/2032	25	30
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,145
Montgomery Water Works and Sanitary Sewer Board
Series 2019A, Rev., 4.00%, 9/1/2036	515	630
Series 2019A, Rev., 4.00%, 9/1/2037	800	976
Series 2019A, Rev., 4.00%, 9/1/2038	830	1,010
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024(b)	500	552
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024(b)	835	929
UAB Medicine Finance Authority
Series B-2, Rev., 3.50%, 9/1/2035	160	177
Series B-2, Rev., 5.00%, 9/1/2037	30	36

Total Alabama		5,485

Alaska — 0.4%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	555	591
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,706
University of Alaska Series S, Rev., 4.00%, 10/1/2021	70	71

Total Alaska		2,368

Arizona — 2.3%
Arizona Industrial Development Authority, Children’s National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	2,662
Arizona Industrial Development Authority, Equitable School Revolving Fund
Series 2020A, Rev., 4.00%, 11/1/2045	1,000	1,156
Series 2020A, Rev., 4.00%, 11/1/2050	1,300	1,496
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	3,232
Arizona Industrial Development Authority, Phoenix Children’s Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	1,033
Arizona Industrial Development Authority, Pinecrest Academy, Canoyn Campus Project Rev., 5.00%, 7/15/2040(c)	2,515	2,803
City of Chandler Rev., 5.00%, 7/1/2028	25	31
City of Phoenix Civic Improvement Corp. Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2036	125	190
County of Pinal Rev., 4.00%, 8/1/2036	50	59
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	384
Series 2018A, Rev., 5.00%, 7/1/2033	150	163
Series 2018A, Rev., 5.00%, 7/1/2037	200	216
Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	10	12
Maricopa County Unified School District No. 11-Peoria, School Improvement GO, 4.00%, 7/1/2034	10	12
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	49

Total Arizona		13,498

Arkansas — 0.2%
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	225
County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	429
State of Arkansas, Four-Lane Highway Construction and Improvement GO, 5.00%, 6/15/2021	60	61
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	122
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	127

Total Arkansas		964

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California — 7.0%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	76
Bay Area Toll Authority, Toll Bridge, San Francisco Series S-7, Rev., 4.00%, 4/1/2032	35	41
California Educational Facilities Authority Series T-1, Rev., 5.00%, 3/15/2039	350	537
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	561
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,204
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025(d)	250	307
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	571
Rev., 5.00%, 10/15/2047	1,000	1,116
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2021(c)	50	51
Series 2018A, Rev., 5.00%, 8/1/2022(c)	80	84
Series 2018A, Rev., 5.00%, 8/1/2023(c)	175	192
Series 2018A, Rev., 5.00%, 8/1/2024(c)	160	181
Series 2018A, Rev., 5.00%, 8/1/2025(c)	150	174
Series 2018A, Rev., 5.00%, 8/1/2026(c)	150	178
Series 2018A, Rev., 5.00%, 8/1/2027(c)	150	182
Series 2018A, Rev., 5.00%, 8/1/2028(c)	190	233
California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	13
California State University, Systemwide
Series 2019A, Rev., 5.00%, 11/1/2036	30	40
Series 2016A, Rev., 5.00%, 11/1/2041	45	54
Series 2017A, Rev., 5.00%, 11/1/2042	30	37
Series 2016A, Rev., 5.00%, 11/1/2045	25	30
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,579
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,361
Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	196
City of Palm Springs Series B, COP, Zero Coupon, 4/15/2021(d)	100	100
County of Santa Clara, Campbell Union High School District
GO, 3.00%, 8/1/2030	620	678
GO, 3.00%, 8/1/2031	30	33
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,909
East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	614
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2036	1,500	2,040
Series 2020A, Rev., 4.00%, 7/1/2037	450	565
Series 2020A, Rev., 5.00%, 7/1/2037	2,405	3,260
Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,249
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	887
Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,415	1,640
Long Beach Bond Finance Authority, Natural Gas Series 2007A, Rev., 5.25%, 11/15/2021	2,000	2,089
Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2023(d)	60	68

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Los Angeles County Metropolitan Transportation Authority Series 2020A, Rev., 5.00%, 6/1/2030	20	28
Los Angeles Department of Water and Power System
Series 2019D, Rev., 5.00%, 7/1/2038	35	46
Series 2014D, Rev., 5.00%, 7/1/2044	60	69
Los Angeles Unified School District Series 2018B-1, GO, 5.00%, 7/1/2037	30	38
Millbrae Redevelopment Agency Successor Agency, Millbrae Redevelopment Project Rev., 4.00%, 8/1/2035	150	164
Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	46
Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	7,684
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	32
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	813
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	17
Riverside County Transportation Commission, Limited Tax Series 2017A, Rev., 5.00%, 6/1/2039	150	187
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,657
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	520
San Lorenzo Valley Unified School District
Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,172
Series 2020A, GO, 5.00%, 8/1/2050	2,505	3,140
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	35
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2037	2,450	1,136
South Monterey County Joint Union High School District, Election of 2018 Series A-1, GO, AGM, 5.00%, 8/1/2035	15	19

Total California		41,933

Colorado — 2.9%
Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	3,126
Broadway Park North Metropolitan District No. 2 GO, 5.00%, 12/1/2049(c)	650	675
Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,199
Colorado Health Facilities Authority, Commonspirit Health Series A-2, Rev., 4.00%, 8/1/2049	2,500	2,768
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	756
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,193
Denver Health and Hospital Authority
Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,809
Series A, Rev., 5.25%, 12/1/2045	1,000	1,074
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,292
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,024
State of Colorado Series 2018A, COP, 5.00%, 9/1/2031	20	26
State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2021(d)	2,000	2,028
Vauxmont Metropolitan District, Subordinate Convertible Tax
GO, AGM, 5.00%, 12/15/2024	265	308
GO, AGM, 5.00%, 12/15/2025	250	299

Total Colorado		17,577

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut — 1.4%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds
Series B-2, Rev., 4.00%, 11/15/2032	165	170
Series A-1, Rev., 4.00%, 11/15/2045	85	90
Subseries A-1, Rev., 4.00%, 11/15/2047	295	320
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,186
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue Series K, Rev., 4.00%, 7/1/2045	2,875	3,227
Connecticut State Health and Educational Facilities Authority, University of New Haven Issue
Series K-1, Rev., 5.00%, 7/1/2034	725	810
Series K-1, Rev., 5.00%, 7/1/2036	450	500
Series K-1, Rev., 5.00%, 7/1/2039	490	541
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	31
Series 2012G, GO, 4.00%, 10/15/2027	45	48
Series A, GO, 5.00%, 4/15/2029	150	187
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	31
Series 2018B, Rev., 5.00%, 10/1/2033	55	70
Town of New Canaan
GO, 4.00%, 10/1/2036	240	293
GO, 4.00%, 10/1/2037	370	451
GO, 4.00%, 10/1/2039	100	121
Town of Wallingford GO, 4.00%, 3/15/2021	20	20
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

Total Connecticut		8,113

Delaware — 2.1%
County of New Castle GO, 5.00%, 4/1/2027	25	32
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,134
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	570
Series A, Rev., 5.00%, 9/1/2046	500	560
Rev., 5.00%, 9/1/2050	1,500	1,781
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	5,000	5,920
Delaware State Health Facilities Authority, Bayhealth Medical Center Project
Series 2017A, Rev., 4.00%, 7/1/2033	25	29
Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,434
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	235	237
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	789

Total Delaware		12,486

District of Columbia — 1.7%
District of Columbia, Kipp DC Charter School Series A, Rev., 6.00%, 7/1/2023(d)	1,000	1,146
District of Columbia, Kipp DC Issue
Series 2017B, Rev., 5.00%, 7/1/2027	30	37
Series 2017B, Rev., 5.00%, 7/1/2037	25	30
Rev., 4.00%, 7/1/2039	600	666
Rev., 4.00%, 7/1/2044	1,240	1,360
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024(d)	25	29
Metropolitan Washington Airports Authority, Airport System
Series A, Rev., AMT, 5.00%, 10/1/2030	50	61
Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	508
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	6,066

Total District of Columbia		9,903

Florida — 2.7%
City of Jacksonville Series B, Rev., 5.00%, 10/1/2024	20	23
City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	18
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	19
City of Miami Beach Rev., 4.00%, 9/1/2045	25	27

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Port St. Lucie, Utility Systems Rev., 5.00%, 9/1/2028	25	32
City of South Miami Health Facilities Authority, Inc., Baptist Health Rev., 4.00%, 8/15/2042	20	22
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	10	11
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	3,441
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	2,230
County of Miami-Dade, Public Health Trust Program Series A, GO, 5.00%, 7/1/2036	1,545	2,015
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	118
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	25	32
Series 2016A, Rev., 4.00%, 10/1/2043	65	72
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2028	30	39
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2031	15	19
Series 2019B, Rev., 5.00%, 7/1/2034	120	148
Florida Governmental Utility Authority
Rev., AGM, 4.00%, 10/1/2034	600	735
Rev., AGM, 4.00%, 10/1/2035	1,000	1,220
Rev., AGM, 4.00%, 10/1/2036	370	448
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	10	10
Florida State University Housing Facility Series 2015A, Rev., 4.00%, 5/1/2034	30	34
Florida’s Turnpike Enterprise, Department of Transportation Series 2018A, Rev., 5.00%, 7/1/2033	55	71
Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,815
Monroe County School District
Series A, COP, 5.00%, 6/1/2032	100	124
Series A, COP, 5.00%, 6/1/2034	40	50
Orange County Convention Center Series 2016A, Rev., 4.00%, 10/1/2036	40	44
Orange County Health Facilities Authority Series B, Rev., 4.00%, 10/1/2045	215	237
South Broward Hospital District Rev., 5.00%, 5/1/2023	10	11
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	840
Series 2020A, Rev., 4.00%, 10/15/2038	750	867
Series 2020A, Rev., 4.00%, 10/15/2039	350	404

Total Florida		16,176

Georgia — 4.7%
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2050	1,450	1,694
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	2,450	2,784
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	1,132
Development Authority for Fulton County, Wellstar Health System, Inc., Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,390
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,298
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., AMT, 5.00%, 6/1/2029	5	5
Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	115	120
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2038	1,000	1,134

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Main Street Natural Gas, Inc., Gas Supply
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(b)	5,000	5,455
Series 2019B, Rev., 4.00%, 12/2/2024(b)	8,600	9,804
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series A, Rev., NATL-RE, 5.25%, 7/1/2028	110	147
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	912

Total Georgia		27,875

Hawaii — 0.4%
City and County Honolulu, Wastewater System Series 2019B, Rev., 5.00%, 7/1/2040	35	45
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,339

Total Hawaii		2,384

Idaho — 0.0%(e)
Idaho Health Facilities Authority, Trinity Health Credit Group Series 2016ID, Rev., 5.00%, 12/1/2045	75	88
University of Idaho Series 2018A, Rev., 5.00%, 4/1/2035	25	30

Total Idaho		118

Illinois — 5.0%
Chicago O’Hare International Airport, General Airport, Third Lien
Series 2011A, Rev., 5.75%, 1/1/2021(d)	1,260	1,266
Series 2011A, Rev., 5.75%, 1/1/2021	240	241
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	112
Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	313
County of Cook GO, 5.00%, 11/15/2034	700	830
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	3,397
DuPage and Cook Counties Township High School District No. 86 Hinsdale GO, 4.00%, 1/15/2039	800	937
Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	27
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2040	105	136
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	368
Series 2017C, Rev., 5.00%, 3/1/2034	205	246
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	12
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027(d)	20	24
Series 2016C, Rev., 4.00%, 2/15/2041	930	1,039
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2031	20	25
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,993
Series 2019A, Rev., 4.00%, 1/1/2044	65	75
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2034	620	707
GO, AGM, 4.00%, 2/1/2035	500	570
Metropolitan Pier and Exposition Authority, MC Cormik Place Expansion Project Series 2002A, Rev., AGM-CR, NATL-RE, Zero Coupon, 12/15/2040	5,000	2,577
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	205
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	4,120
Series C, Rev., 5.25%, 1/1/2043	1,500	1,799
State of Illinois
Series 2018A, GO, 5.00%, 10/1/2021	50	52
Series 2016C, Rev., 5.00%, 6/15/2022	25	26
Series 2012A, GO, 4.00%, 1/1/2024	15	15
GO, 5.00%, 5/1/2024	205	221
Series D, GO, 5.00%, 11/1/2024	325	348
GO, 4.00%, 8/1/2025	25	26
GO, 4.00%, 3/1/2026	10	10
Series 2012A, GO, 5.00%, 1/1/2027	25	26
GO, 5.00%, 5/1/2027	175	186
GO, 5.00%, 6/1/2027	25	27
Series 2009A, GO, 4.00%, 9/1/2027	115	115

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 5.00%, 11/1/2028	20	22
Series 2012A, GO, 4.00%, 1/1/2029	45	45
GO, 5.50%, 1/1/2030	20	23
GO, 4.13%, 11/1/2031	20	21
GO, 4.00%, 6/1/2033	15	15
GO, 4.00%, 6/1/2036	25	25
GO, 4.00%, 6/1/2037	45	45
GO, 5.50%, 7/1/2038	3,000	3,135
State of Illinois, Sales Tax, Junior Obligation Series D, Rev., 5.00%, 6/15/2027	15	17
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	148
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,238
Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	101
Village of Midlothian
GO, AGM, 4.00%, 1/1/2022	10	11
GO, AGM, 4.00%, 1/1/2023	10	11
GO, AGM, 4.00%, 1/1/2024	75	82
GO, AGM, 4.00%, 1/1/2025	40	45
GO, AGM, 4.00%, 1/1/2026	65	75
GO, AGM, 4.00%, 1/1/2027	85	100
GO, AGM, 4.00%, 1/1/2028	65	77
GO, AGM, 4.00%, 1/1/2029	95	114
Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	243
Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	37

Total Illinois		29,701

Indiana — 1.5%
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	214
Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	39
Gary Community School Corp. GO, 4.00%, 7/15/2023	230	249
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Refunding
Rev., 5.00%, 1/15/2023	10	11
Rev., 4.00%, 7/15/2031	240	280
Rev., 4.00%, 7/15/2032	350	405
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	28
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	188
Series 2020A, Rev., 5.00%, 7/1/2055	460	502
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2032	15	19
Series A, Rev., 4.00%, 11/1/2043	1,125	1,258
Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,280
Indiana Finance Authority, Parkview Health System Obligated Group Series A, Rev., 4.00%, 11/1/2048	50	57
Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022(d)	4,000	4,223
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	17
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	36
Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	41
University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	32

Total Indiana		8,879

Iowa — 0.1%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	405	429
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2034	15	19

Total Iowa		448

Kansas — 0.0%(e)
Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	50	53

Kentucky — 0.3%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,832
Commonwealth of Kentucky COP, 4.00%, 6/15/2032	30	34

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	10	10
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	33
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	23

Total Kentucky		1,932

Louisiana — 0.9%
City of Ruston Rev., AGM, 5.00%, 6/1/2024	10	12
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2029	100	123
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	30
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,195
St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	56
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,592
Tobacco Settlement Financing Corp., Asset-Backed Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,089

Total Louisiana		5,097

Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,280
Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	104
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	265	281

Total Maine		2,665

Maryland — 2.4%
Baltimore County, Equipment Acquisition Program COP, 5.00%, 3/1/2029	5,735	7,674
City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2044	50	60
City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	333
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	125
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	5,000	5,922
Maryland State Transportation Authority Rev., 5.00%, 7/1/2028	10	13
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	195	205

Total Maryland		14,332

Massachusetts — 2.7%
City of Lowell, Municipal Purpose Loan GO, 5.00%, 3/1/2028	90	118
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,762
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,264
Massachusetts Development Finance Agency, Boston College Issue
Series 2020U, Rev., 5.00%, 7/1/2038	755	1,140
Series 2020U, Rev., 5.00%, 7/1/2039	665	1,008
Series 2020U, Rev., 5.00%, 7/1/2040	535	820
Series 2017T, Rev., 4.00%, 7/1/2042	35	40
Massachusetts Development Finance Agency, Emerson College Issue
Rev., 5.00%, 1/1/2036	825	968
Rev., 5.00%, 1/1/2037	315	369
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	1,037

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	355	375
Series 167, Rev., 4.00%, 12/1/2043	205	213
Series 169, Rev., 4.00%, 12/1/2044	435	453
Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	12
University of Massachusetts Building Authority Project
Series 2020-1, Rev., 5.00%, 11/1/2034	2,000	2,643
Series 2017-1, Rev., 5.25%, 11/1/2042	50	63

Total Massachusetts		16,285

Michigan — 1.9%
Berkeley County School District GO, Q-SBLF, 4.00%, 5/1/2040	30	33
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2045	600	773
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	2,186
Grand Rapids Public Schools GO, AGM, 5.00%, 11/1/2043	1,000	1,260
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series A, Rev., 5.00%, 5/15/2054	1,525	1,758
Michigan Finance Authority, Trinity Health Credit Group Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,195
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	57
Series 2015I, Rev., 4.00%, 4/15/2040	120	133
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	90	95
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	811
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	1,093
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	27
State of Michigan, Trunk Line Fund Rev., 5.00%, 11/15/2036	1,500	1,563
University of Michigan Rev., 4.00%, 4/1/2034	50	58
Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 5/1/2033	10	13
West Ottawa Public Schools, School Building and Site Series 2014-1, GO, 4.00%, 5/1/2039	25	27
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	31

Total Michigan		11,113

Minnesota — 2.4%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	136
Series 2017B, GO, Zero Coupon, 2/1/2027	400	350
Series 2017B, GO, Zero Coupon, 2/1/2028	225	189
Series 2017B, GO, Zero Coupon, 2/1/2030	880	677
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2026	25	29
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,379
City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	45
City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	262
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	10	10
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2021	150	151
Series 2019B, COP, 5.00%, 2/1/2022	160	168
East Grand Forks Independent School District No. 595 Series A, GO, 4.00%, 2/1/2027	15	18

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Greenway Independent School District No. 316
Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,164
Series 2019F, GO, Zero Coupon, 2/1/2030	700	598
Series 2019F, GO, Zero Coupon, 2/1/2031	545	450
Lakeville Independent School District No. 194, Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2028	25	32
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	5	5
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	50	50
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,168
Rev., 4.00%, 3/1/2033	500	582
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	5	5
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	10	10
Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	20	20
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	175	184
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	20	20
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	485	514
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	290	312
Virginia Independent School District No. 706 Series A, GO, 5.00%, 2/1/2030	3,000	3,877

Total Minnesota		14,405

Mississippi — 0.6%
Mississippi Development Bank, Lafayette County School District Project Rev., 4.00%, 4/1/2033	20	24
Mississippi Development Bank, Northwest Mississippi Community College Improvement Project Rev., 4.00%, 3/1/2050	2,335	2,691
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,158

Total Mississippi		3,873

Missouri — 1.0%
City of Sedalia COP, 4.00%, 7/15/2035	205	231
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,113
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,104
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,419
Health and Educational Facilities Authority of the State of Missouri, State University Rev., 4.00%, 10/1/2036	100	117
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2034	10	13
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	330	349
Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	410	442
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 5/1/2021(d)	30	30
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010B, Rev., 5.00%, 1/1/2021	35	35
St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	10	11

Total Missouri		5,864

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Montana — 0.3%
Montana Board of Housing, Single Family Homeownership
Series B2, Rev., AMT, 5.00%, 12/1/2027	100	102
Series A-2, Rev., AMT, 4.00%, 12/1/2038	70	73
Montana Facility Finance Authority, SCL Health System Series A, Rev., 4.00%, 1/1/2038	1,200	1,411

Total Montana		1,586

Nebraska — 0.8%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,376
Series 2017A, Rev., 5.00%, 9/1/2037	1,500	2,123
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	676
Series 2020A, Rev., 4.00%, 11/15/2041	300	352
Douglas County Hospital Authority No. 2, Health Facilities Rev., 5.00%, 5/15/2030	10	12
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	118
Series A, Rev., 5.00%, 1/1/2034	185	223
Series 2016A, Rev., 5.00%, 1/1/2035	25	30

Total Nebraska		4,910

Nevada — 0.5%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	411
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,683
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	18

Total Nevada		3,112

New Hampshire — 0.0%(e)
New Hampshire Housing Finance Authority, Single Family Mortgage Series C, Rev., AMT, 4.00%, 1/1/2021	5	5

New Jersey — 4.6%
County of Middlesex COP, 4.00%, 6/15/2022	110	116
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project Rev., GTD, 5.00%, 12/1/2020	60	60
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	282
New Jersey Economic Development Authority, School Facilities Construction Series NN, Rev., 5.00%, 3/1/2024	150	163
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,190
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	119
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	765	863
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,146
Series A, Rev., 5.00%, 6/15/2031	3,000	3,459
New Jersey Transportation Trust Fund Authority, Transportation Program Series BB, Rev., 4.00%, 6/15/2038	1,500	1,626
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	6,361
State of New Jersey, COVID-19 GO, 4.00%, 6/1/2031	1,000	1,219
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2032	2,000	2,451
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	1,155
Series A, Rev., 5.00%, 6/1/2046	1,000	1,188
Series A, Rev., 5.25%, 6/1/2046	1,500	1,809

Total New Jersey		27,207

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Mexico — 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	40	41
Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	460	503

Total New Mexico		544

New York — 9.7%
Buffalo & Erie County Industrial Land Development Corp., D’youville College Project Rev., 4.00%, 11/1/2045	2,300	2,405
City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	275
County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	13
County of Suffolk Series 2020B, GO, AGM, 5.00%, 5/15/2030	1,240	1,618
Metropolitan Transportation Authority
Series H, Rev., 5.00%, 11/15/2022(d)	70	76
Series D, Rev., 5.00%, 11/15/2031	400	446
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., 5.00%, 11/15/2026	25	27
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	30
Series 2016B-1, Rev., 5.00%, 11/15/2029	25	30
Series 2017B-1, Rev., 5.00%, 11/15/2035	95	114
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059(c)	540	623
Monroe County Industrial Development Corp., University of Rochester Project Series 2017C, Rev., 4.00%, 7/1/2033	60	69
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020BB1, Rev., 5.00%, 6/15/2049	10,000	12,803
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	424
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2034	100	128
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,233
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2039	25	31
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	64
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2039	35	37
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	39
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2020AA, Rev., 5.00%, 6/15/2040	55	72
New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2036	640	974
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,324
New York State Dormitory Authority, Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	123
Series 2018A, Rev., 5.00%, 3/15/2037	40	50
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	60
Series 2016A, Rev., 5.00%, 10/1/2032	35	42
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,563
New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	18

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,192
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2039	25	31
Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,345
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,541
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,612
Rev., AMT, 5.00%, 1/1/2036	1,125	1,274
Port Authority of New York and New Jersey, Consolidated
Series 188, Rev., AMT, 5.00%, 5/1/2024	50	58
Series 93, Rev., 6.13%, 6/1/2094	7,470	8,520
Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	25
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	265	282
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	98
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	243
GO, AGM, 4.00%, 11/15/2041	205	226
GO, AGM, 4.00%, 11/15/2042	315	347
GO, AGM, 4.00%, 11/15/2043	325	358
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	104
Series 2018C, Rev., 5.00%, 11/15/2038	35	44
Series 2018A, Rev., 5.00%, 11/15/2045	105	129
Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,785
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	53
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	153

Total New York		58,131

North Carolina — 2.6%
City of Charlotte Rev., 5.00%, 7/1/2029	10	12
City of Greensboro, Combined Enterprise System Rev., 5.00%, 6/1/2027	10	13
City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	32
City of Winston-Salem Series B, GO, 4.00%, 6/1/2030	10	12
County of Burke, Limited Obligation
Rev., 5.00%, 4/1/2025	15	18
Rev., 5.00%, 4/1/2031	25	31
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	1,060	1,215
Rev., 5.00%, 6/1/2028	805	917
Rev., 5.00%, 6/1/2029	350	396
Rev., 5.00%, 6/1/2030	400	450
North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	210	220
North Carolina Turnpike Authority, Monroe Connector System Rev., 5.00%, 7/1/2021	35	36
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	2,133
State of North Carolina Rev., GAN, 5.00%, 3/1/2033	7,735	10,061
Town of Fuquay-Varina Rev., 5.00%, 11/1/2030	10	13

Total North Carolina		15,559

North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 4.50%, 1/1/2028	60	60
Series 2011D, Rev., 4.25%, 7/1/2028	25	25
Series A, Rev., 4.00%, 7/1/2034	195	204
Series 2016D, Rev., 3.50%, 7/1/2046	360	385

Total North Dakota		674

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio — 3.3%
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022(b)	100	101
Athens City School District Series 2019A, GO, 4.00%, 12/1/2040	460	543
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class I, Rev., 4.00%, 6/1/2048	3,210	3,626
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	6,259
County of Hardin, Economic Development Facilities, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,437
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	2,091
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 5.50%, 7/1/2039	1,000	1,077
County of Warren, Otterbein Homes
Series A, Rev., 5.00%, 7/1/2031	115	134
Series 2016A, Rev., 5.00%, 7/1/2032	35	40
Delaware City School District, School Facilities Construction And Improvement Bonds GO, 4.00%, 12/1/2039	160	192
Greenville City School District, School Improvement GO, 5.25%, 1/1/2022(d)	2,000	2,108
Licking Heights Local School District, School Facilities Construction and Improvement Series A, GO, 4.00%, 10/1/2034	10	12
Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	31
Ohio Higher Educational Facility Commission, Case Western University Project Series 2012A, Rev., 5.00%, 12/1/2020	10	10
Ohio Housing Finance Agency, Single Family Mortgage
Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	5	5
Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	20	20
State of Ohio, Higher Education
Series B, GO, 5.00%, 8/1/2023	110	119
Series A, GO, 5.00%, 5/1/2033	1,500	1,893
Streetsboro City School District Series A, GO, 4.00%, 12/1/2020(d)	5	5
University of Cincinnati, General Receipts Series 2017A, Rev., 5.00%, 6/1/2045	25	30

Total Ohio		19,733

Oklahoma — 0.8%
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	1,997
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	781
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program
Series A, Rev., GNMA COLL, 4.75%, 12/2/2020	10	10
Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	20	20
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,988

Total Oklahoma		4,807

Oregon — 0.1%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	377
City of Sheridan GO, 4.00%, 12/1/2027	10	12
State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	5
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	46
Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	34

Total Oregon		474

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pennsylvania — 9.3%
Abington School District Series 2017A, GO, 4.00%, 10/1/2037	15	17
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,211
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2036	50	54
Rev., 5.00%, 11/1/2037	430	458
Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030(b)	2,000	2,233
Central Dauphin School District
GO, 4.00%, 8/1/2026(d)	10	12
GO, 4.00%, 2/1/2030	15	18
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	29
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,867
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,362
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., AGM, 4.00%, 6/1/2039	9,950	11,452
Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,360
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	793
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,297
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,877
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	41
Rev., 5.00%, 11/1/2036	510	590
Rev., 5.00%, 11/1/2037	250	289
Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	388
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 4.00%, 9/1/2036	1,655	1,865
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,129
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	4,098
Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group
Rev., 5.00%, 5/15/2022(d)	510	546
Series 2020C, Rev., 5.00%, 11/15/2045	1,770	2,068
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 5.00%, 12/1/2044	350	389
Rev., 5.00%, 12/1/2049	500	554
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	107
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021(b)	2,950	3,022
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	10	10
Series 118A, Rev., AMT, 3.50%, 4/1/2040	475	492
Series 122, Rev., AMT, 4.00%, 10/1/2046	335	361
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	374
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,401
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,455
Swarthmore Borough Authority, Swarthmore College
Rev., 5.00%, 9/15/2023	25	28
Series 2016B, Rev., 4.00%, 9/15/2041	15	18
Township of West Bradford
GO, 4.00%, 12/15/2040	600	706
GO, 4.00%, 12/15/2045	1,100	1,278
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	301

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	445	446
Rev., 4.00%, 12/15/2028	1,000	1,050
Rev., 5.00%, 12/15/2038	750	812
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,541

Total Pennsylvania		55,399

Rhode Island — 0.0%(e)
City of Pawtucket Series D, GO, AGM, 5.00%, 7/15/2028	200	260
Rhode Island Health and Educational Building Corp., Public School Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	32

Total Rhode Island		292

South Carolina — 1.0%
City of Greenwood, Combined Public Utility System
Rev., 5.00%, 12/1/2023	220	250
Rev., 5.00%, 12/1/2026	340	425
Rev., 5.00%, 12/1/2028	250	328
Rev., 5.00%, 12/1/2030	675	895
City of North Charleston Rev., 4.00%, 10/1/2040	90	104
Greenwood Metropolitan District Rev., 5.00%, 10/1/2027	10	13
South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	250	267
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,182
Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	1,970	2,509

Total South Carolina		5,973

South Dakota — 0.5%
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay Refunding Certificate
GO, 4.00%, 8/1/2029	1,165	1,371
GO, 4.00%, 8/1/2030	610	715
GO, 4.00%, 8/1/2031	420	490
South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2019A, Rev., 4.00%, 4/1/2036	65	76
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	150	154
Series 2012A, Rev., AMT, 4.50%, 5/1/2031	30	31
Series 2015D, Rev., 4.00%, 11/1/2045	350	374
South Dakota Housing Development Authority, Single Family Mortgage Series 2011 2, Rev., 4.25%, 5/1/2032	25	25

Total South Dakota		3,236

Tennessee — 4.9%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2022	205	219
Series 2018B, GO, 5.00%, 6/1/2027	245	314
Series 2018B, GO, 5.00%, 6/1/2028	260	341
Series 2018B, GO, 5.00%, 6/1/2030	285	368
Series 2018B, GO, 4.00%, 6/1/2031	300	363
Series 2018B, GO, 4.00%, 6/1/2032	310	372
Series 2018B, GO, 4.00%, 6/1/2038	395	463
Series 2018B, GO, 4.00%, 6/1/2039	410	480
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	797
GO, 4.00%, 6/1/2038	720	825
GO, 4.00%, 6/1/2039	750	858
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	33
County of Williamson
GO, 4.00%, 4/1/2033	1,490	1,840
GO, 4.00%, 4/1/2034	1,485	1,821
County of Wilson
GO, 5.00%, 4/1/2030	3,625	4,831
Series 2017A, GO, 4.00%, 4/1/2039	25	29
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,436
Jackson Energy Authority Rev., 5.00%, 12/1/2020	10	10
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2024	800	930
Rev., 4.00%, 11/15/2043	105	119
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,329

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series A, Rev., 5.00%, 7/1/2035	100	118
Metropolitan Nashville Airport Authority (The), Airport Improvement Series 2015A, Rev., 5.00%, 7/1/2035	20	23
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,241
Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,231
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	984
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025(b)	4,000	4,591
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 1/1/2021(d)	60	60
Series 1A, Rev., AMT, 4.50%, 1/1/2038	35	36
Tennessee State School Bond Authority, Higher Educational Facility Second Program Series B, Rev., 5.00%, 11/1/2040	35	42

Total Tennessee		29,104

Texas — 5.4%
Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	13
Carrollton-Farmers Branch Independent School District Series B, GO, 4.00%, 2/15/2021	25	25
City of Abilene GO, 5.00%, 2/15/2024	10	11
City of Austin, Public Improvement GO, 5.00%, 9/1/2033	2,000	2,670
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	58
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	13
City of El Paso
GO, 4.00%, 8/15/2040	475	525
GO, 4.00%, 8/15/2042	25	28
City of Garland GO, 5.00%, 2/15/2027	10	13
City of Houston Rev., AMT, 5.00%, 7/1/2029	2,500	2,623
City of Houston, Airport System, Subordinate Lien Series 2012A, Rev., AMT, 5.00%, 7/1/2022(d)	35	37
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(d)	2,500	3,825
City of Laredo
GO, 5.00%, 2/15/2027	30	35
GO, 5.00%, 2/15/2032	40	51
City of Lucas GO, 5.00%, 2/1/2028	170	221
City of Mission GO, AGM, 5.00%, 2/15/2031	575	725
City of Pearland GO, 4.00%, 3/1/2032	35	42
City of San Antonio, Electric and Gas Systems
Rev., 4.00%, 2/1/2028	45	56
Rev., 5.00%, 2/1/2031	230	285
Rev., 5.00%, 2/1/2032	35	42
City of San Marcos GO, 5.00%, 8/15/2031	25	31
City of Temple, Combination Tax and Certificates of Obligation Series 2016A, GO, 5.00%, 8/1/2031	50	60
City of Waxahachie Series A, GO, 5.00%, 8/1/2025	45	55
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	538
Series B, Rev., 5.00%, 8/15/2024	345	393
Series 2016B, Rev., 5.00%, 8/15/2025	460	540
Rev., 6.00%, 8/15/2033	1,250	1,396
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 4.00%, 4/1/2035	400	483
Rev., PSF-GTD, 4.00%, 4/1/2036	500	601
County of Galveston, Road Bonds GO, 4.00%, 2/1/2039	10	12
County of Hidalgo, Certificates of Obligation
GO, 5.00%, 8/15/2028	10	12
GO, 4.00%, 8/15/2035	85	99
Series 2018B, GO, 4.00%, 8/15/2038	40	47
County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	18
Cypress-Fairbanks Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2022	10	11

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dallas/Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2044	25	26
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	560
Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	30	38
Harris County, Texas Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11
Harris Montgomery Counties Municipal Utility District No. 386 GO, 4.00%, 9/1/2023	15	16
Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	30	34
Ingleside Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	35	43
Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	25	31
Metropolitan Transit Authority of Harris County, Sales and Use Tax Rev., 5.00%, 11/1/2024(d)	15	18
Midlothian Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	29
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	13
North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	18
North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	232
North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2021(d)	2,000	2,086
Palestine Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	30	37
Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	20
Permanent University Fund - University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	249
Plano Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2026	40	50
Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	25
Round Rock Independent School District GO, PSF-GTD, 4.00%, 8/1/2032	170	198
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	71
Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	45	55
Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	46
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2043	2,300	2,514
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,176
Texas Department of Housing and Community Affairs, Residential Mortgage Series 2011B, Rev., GNMA COLL, 4.25%, 1/1/2034	75	75
Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,813
Texas Water Development Board, Water Implementation Fund
Series B, Rev., 5.00%, 4/15/2026	25	31
Series 2019A, Rev., 4.00%, 10/15/2037	500	614
Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,541
Texas Woman’s University, Financing System Rev., 4.00%, 7/1/2030	10	12
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,196

Total Texas		32,472

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah — 0.2%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	563

City of Provo GO, 5.00%, 1/1/2032	10	13
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	33
Salt Lake City Corp., International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	315
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	28
University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	76

Total Utah		1,028

Vermont — 0.8%
City of Burlington, Public Improvement
Series 2019A, GO, 4.00%, 11/1/2037	500	594
Series 2019A, GO, 4.00%, 11/1/2039	435	516
Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 8/1/2021(d)	30	31
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2021(d)	15	15
Series A, Rev., AMT, 4.00%, 11/1/2046	195	210
Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	37
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2022	725	765
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	760	813
Series A, Rev., AMT, 3.75%, 6/15/2030	1,065	1,133
Series A, Rev., AMT, 4.00%, 6/15/2031	375	402
Series A, Rev., AMT, 4.00%, 6/15/2032	150	160
Series A, Rev., AMT, 4.00%, 6/15/2033	195	208
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	150	159

Total Vermont		5,043

Virginia — 1.0%
Capital Region Airport Commission (Richmond International Airport)
Series 2016A, Rev., 4.00%, 7/1/2035	350	391
Series 2016A, Rev., 4.00%, 7/1/2036	320	357
City of Portsmouth Series 2015A, GO, 5.00%, 8/1/2025	20	24
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	7
County of Loudoun, Public Improvement Series A, GO, 4.00%, 12/1/2020(d)	5	5
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,982
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2029	10	13
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program
Series B, Rev., 5.00%, 11/1/2021(d)	130	136
Series 2011B, Rev., 5.00%, 11/1/2023	25	26
Series B, Rev., 5.00%, 11/1/2026	15	16
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	13

Total Virginia		5,970

Washington — 1.4%
Chelan County Public Utility District No.1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350	360
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	33
County of King, Sewer
Series 2102C, Rev., 5.00%, 1/1/2023	40	43
Series 2018B, Rev., 5.00%, 7/1/2031	10	13
Energy Northwest, Bonneville Power Administrator Series C, Rev., 5.00%, 7/1/2023	25	28
King County School District No. 414 Lake Washington GO, 5.00%, 12/1/2028	15	19
Pierce and Lewis Counties School District No. 404 GO, 4.00%, 12/1/2025	5	6

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pierce County, White River School District No. 416, Unlimited Tax GO, 4.00%, 12/1/2030	10	11
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,267
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 4.00%, 9/1/2045	2,500	2,812
Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	85	86
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041(c)	2,000	2,037
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	215	225
Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022(d)	1,365	1,449

Total Washington		8,389

West Virginia — 0.2%
West Virginia Hospital Finance Authority, University Health System Series A, Rev., 4.00%, 6/1/2051	1,000	1,120

Wisconsin — 2.8%
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	1,010
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054(c)	690	749
Public Finance Authority, KU Campus Development Corp. — Central District Development Project Rev., 5.00%, 3/1/2027	280	336
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053(c)	2,740	2,678
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,430
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	69
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	16
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	5,371
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	176
Series A, Rev., 5.00%, 7/1/2044	210	244
Series A, Rev., 5.00%, 7/1/2049	750	866
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series 2018A, Rev., 5.00%, 9/15/2040	665	686
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	539
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	760	824

Total Wisconsin		16,994

TOTAL MUNICIPAL BONDS (Cost $533,863)		575,289

	Shares (000)
SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09%(f)(g) (Cost $14,237)	14,233	14,242

Total Investments — 98.7% (Cost $548,100)		589,531
Other Assets Less Liabilities — 1.3%		7,476

Net Assets — 100.0%		597,007

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2020.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(46)	03/2021	USD	(6,353)	—	(a)

(a)	Amount rounds to less than one thousand.

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—		$575,289	$—	$575,289
Short-Term Investments
Investment Companies	14,242		—	—	14,242

Total Investments in Securities	$14,242		$575,289	$—	$589,531

Depreciation in Other Financial Instruments
Futures Contracts	$—	(a)	$—	$—	$—	(a)

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09%(a)(b)	$27,433	$160,192	$173,396	$8	$5	$14,242	14,233	$47	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.